COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Income from interests (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Interest on overdrafts	$ 108,911,966	$ 109,482,955	$ 127,221,538
Interest on promissory notes	145,066,738	122,386,763	193,280,154
Interest on personal loans	297,636,833	154,073,612	190,367,868
Interest on corporate unsecured loans	181,774,226	199,442,193	275,371,868
Interest on credit card loans	100,237,249	64,934,866	120,330,556
Interest on mortgage loans	118,950,801	191,952,162	178,638,568
Interest on automobile and other secured loan	147,429,426	74,860,118	36,022,380
Interest on foreign trade loans	40,276,677	12,616,962	9,109,775
Interest on financial leases	48,669,939	36,070,280	51,186,807
Interest on public and private securities measured at amortized cost	539,333,668	647,667,529	1,626,818,997
Other	38,094,307	571,922,709	508,053,015
Total	$ 1,766,381,830	$ 2,185,410,149	$ 3,316,401,526